UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23188

Partners Group Private Income Opportunities, LLC

(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments —

December 31, 2017 (Unaudited)

The unaudited schedule of investments of Partners Group Private Income Opportunities, LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of December 31, 2017 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

18.89%
81.11%
Private Credit Investments
Other Assets in Excess of Liabilities

Private Credit Investments (81.11%)

Equity (0.22%)	Investment Type	Acquisition Date	Shares	Fair Value*
North America (0.22%)
CB Titan MidCo Holdings, Inc. [a]	Common equity	05/01/17	56,634	$59,254
Total North America (0.22%)				59,254
Total Equity (0.22%)				59,254

Debt (80.89%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
Asia - Pacific (2.30%)
C0001 Pty Ltd. [a]	PIK 12.75%	08/31/17	08/31/23	Mezzanine	$621,367	628,109
Total Asia - Pacific (2.30%)						628,109
North America (67.73%)
Burger Bossco Intermediate, Inc. [a]	Cash 4.25% + L (1.00% floor)^	05/09/17	04/25/24	Senior	159,200	159,499
Burger Bossco Intermediate, Inc. [a]	Cash 8.00% + L (1.00% floor)^	04/25/17	04/25/25	Second Lien	460,000	460,000
CB Titan MidCo Holdings, Inc. [a]	Cash 8.50% + L (1.00% floor)^^	05/01/17	11/01/24	Second Lien	525,000	525,000
Commerce Merger Sub, Inc. [a]	Cash 3.25% + L (1.00% floor)^^	07/25/17	06/22/24	Senior	1,007,438	1,012,686
Convergint Technologies, LLC [a]	Cash 4.50% + L (1.00% floor)^^	06/01/17	12/18/19	Senior	651,750	647,677
Diamond Parent Holdings, Corp. [a]	Cash 6.25% + L (1.00% floor)^^	05/12/17	04/14/22	Senior	354,819	354,819
Edgewood Partners Holdings, LLC [a]	Cash 4.75% + L (1.00% floor)^	09/29/17	09/08/24	Senior	837,500	835,406
Edgewood Partners Holdings, LLC [a,b]	Cash 4.75% + L (1.00% floor)^	09/29/17	09/08/24	Senior	100,000	—
Explorer Holdings, Inc. [a]	Cash 8.25% + L (1.00% floor)^^	07/31/17	05/02/24	Second Lien	1,600,500	1,600,500
Heartland Dental Intermediate Holdings, LLC [a]	Cash 4.75% + L (1.00% floor)^^	08/22/17	07/31/23	Senior	1,725,000	1,750,882
Institutional Shareholder Services Inc. [a]	Cash 7.75% + L (1.00% floor)^^	10/27/17	10/16/25	Second Lien	1,190,000	1,198,925
KCIBT Intermediate II, Inc. [a]	Cash 4.00% + L (1.00% floor)^^	06/19/17	06/01/24	Senior	445,760	447,989
Kingpin Intermediate Holdings, LLC [a]	Cash 4.25% + L (1.00% floor)^	07/25/17	07/03/24	Senior	955,200	966,543
Ministry Brands Intermediate, LLC [a]	Cash 5.00% + L (1.00% floor)^	04/11/17	12/02/22	Senior	1,093,593	1,093,593
NSPC INTERMEDIATE II, LLC [a]	Cash 4.50% + L (1.00% floor)^^	06/30/17	06/02/24	Senior	552,225	552,225
Pearl Holdings LLC [a]	Cash 6.00% + L (1.00% floor)^^	06/13/17	08/06/23	Senior	615,619	615,619
Peraton Holding Corp. [a]	Cash 5.25% + L (1.00% floor)^	06/09/17	04/29/24	Senior	597,000	604,465
Radiology Partners Holdings, LLC [a]	Cash 5.75% + L (1.00% floor)^^	12/13/17	12/04/23	Senior	585,231	588,157
Revere Holdings, Inc. [a]	Cash 6.75% + L (1.00% floor)^^	11/21/17	11/21/22	Senior	295,370	295,370
Revere Holdings, Inc. [a,b]	Cash 6.75% + L (1.00% floor)^^	11/21/17	11/21/22	Senior	99,813	—
Rough Country Holdco, LLC [a]	Cash 4.50% + L (1.00% floor)^	06/19/17	05/25/23	Senior	1,064,497	1,066,493
Stratford School Holdings, Inc. [a]	Cash 5.00% + L (1.00% floor)^^	10/27/17	10/02/24	Senior	446,334	446,334
Stratford School Holdings, Inc. [a]	Cash 9.00% + L (1.00% floor)^^	10/27/17	10/02/25	Second Lien	1,260,000	1,260,000
Surgery Center Holdings, Inc. [a]	Cash 3.25% + L (1.00% floor)^	10/03/17	08/31/24	Senior	1,326,675	1,315,067
TA Buckeye Intermediate Corporation [a]	Cash 5.00% + L (1.00% floor)^^	08/03/17	06/27/24	Senior	673,014	673,855
Total North America (67.73%)						18,471,104

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments —

December 31, 2017 (Unaudited)(continued)

Private Credit Investments (continued)

Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
Western Europe (10.86%)
KIWI VFS SUB II S.A R.L. [a]	Cash 8.50% + L (1.00% floor)^^	07/27/17	07/28/25	Second Lien	$477,500	$477,500
Pharmathen Global Holding B.V. [a]	Cash 4.25% + E#	08/02/17	08/02/23	Senior	459,236	459,236
RivieraTopco SARL [a]	E (1.00% floor)##; PIK 8.50%	12/08/17	05/08/24	Mezzanine	1,248,640	1,256,094
Sisaho International SAS [a]	Cash 4.00% + E##	07/06/17	05/06/22	Senior	765,392	769,219
Total Western Europe (10.86%)						2,962,049
Total Debt (80.89%)						22,061,262

Total Private Credit Investments (Cost $21,755,705)(81.11%)						$22,120,516

Total Investments (Cost $21,755,705)(81.11%)						$22,120,516

Other Assets in Excess of Liabilities (18.89%)						$5,150,543

Net Assets (100.00%)						$27,271,059

*	The Fair Value of any Investment may not necessarily reflect the current or expected future performance of such Investment or the Fair Value of the Fund’s interest in such Investment. Furthermore, the Fair Value of any Investment has not been calculated, reviewed, verified or in any way approved by such Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further detail regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of December 31, 2017 was 1.56%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of December 31, 2017 was 1.69%.

#	As of December 31, 2017, 1 month Euribor was -0.37%.

##	As of December 31, 2017, 6 month Euribor was -0.27%.

a	Private credit investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2017 was $22,120,516, or 100.00% of net assets. As of December 31, 2017, the aggregate cost of each investment restricted to resale was $56,634, $635,863, $157,732, $540,514, $512,730, $1,002,676, $646,653, $350,087, $833,400, $0, $1,561,280, $1,708,750, $1,184,145, $444,950, $950,675, $1,082,997, $549,712, $515,735, $594,257, $578,528, $289,572, $0, $1,054,770, $441,965, $1,235,179, $1,323,465, $666,613, $463,684, $440,854, $1,205,409, and $726,876, respectively, totaling $21,755,705.

b	Investment has been committed to but has not been funded by the Fund.

Legend:

E - Euribor

L - Libor

PIK - Payment-in-Kind

A summary of outstanding financial instruments at December 31, 2017 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
March 22, 2018	Bank of America	$1,781,292	€1,500,000	$1,808,797	$(27,505)

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2017 through December 31, 2017, the Fund entered into seven long/short forward foreign currency exchange contracts. The Fund had $6,594 in net realized gains and a $(27,505) change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2017 are representative of contract amounts during the period.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments —

December 31, 2017 (Unaudited)(continued)

Investments held by the Fund include equity and debt investments in operating companies (“Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

• Level 2 – Pricing inputs are other than quoted prices in active markets (i.e., Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

• Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

The following table presents the Fund’s investments at December 31, 2017 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Private Credit Investments:
Debt	$—	$—	$22,061,262	$22,061,262
Equity	—	—	59,254	59,254
Total Private Credit Investments	$—	$—	$22,120,516	$22,120,516
Total Investments	$—	$—	$22,120,516	$22,120,516
Other Financial Instruments
Foreign Currency Exchange Contracts	$(27,505)	$—	$—	$(27,505)
Total Foreign Currency Exchange Contracts	$(27,505)	$—	$—	$(27,505)

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments —

December 31, 2017 (Unaudited)(continued)

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of April 1, 2017	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of premium/ discount	Net transfers in or out of Level 3	Balance as of December 31, 2017
Private Credit Investments:
Debt	$—	$894	$362,191	$21,790,591	$(104,402)	$11,988	$—	$22,061,262
Equity	—	—	2,620	56,634	—	—	—	59,254
Total Private Credit Investments	$—	$894	$364,811	$21,847,225	$(104,402)	$11,988	$—	$22,120,516

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the period ended December 31, 2017, there were no transfers between levels.

The net change in unrealized appreciation for the period ended December 31, 2017, relating to investments in Level 3 assets still held at December 31, 2017 is $364,811.

The Fund’s Valuation Procedures (the “Valuation Procedures”) have been approved by the Fund’s Board of Managers (the “Board”). The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Fund’s third party administrator, both of which report to the Board. For third-party information, the Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Credit Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser oversees the valuation of the Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Fund that hold Private Credit Investments held by the Fund. In such cases, the Adviser may value such Private Credit Investments in consultation with its affiliates. The valuations attributed to investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2017:

Type of Security	Fair Value at 12/31/2017 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Private Credit Investments:
Debt	$4,842	Discounted cash flow	Discount factor	8.03% - 10.63% (9.90%)
	$3,727	Broker quotes	Indicative quotes for an inactive market	n/a – n/a (n/a)
	$3,599	Recent financing	Recent transaction price	n/a – n/a (n/a)
Equity	$59	Market comparable companies	Enterprise value to EBITDA multiple	10.29x - 10.29x (10.29x)

*	Level 3 fair value includes accrued interest.

Level 3 Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Debt Investments, the Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURESa

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Income Opportunities, LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 1, 2018

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	March 1, 2018

*	Print the name and title of each signing officer under his or her signature.